UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          March 31, 2008

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL                May 15, 2008
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          28
Form 13F Information Table Value Total:    $ 293386
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
***COVIDIEN LIMITED           COMM             G2552X108      2216     50090 SH        SOLE                    50090
***TYCO ELECTRONICS LTD       COMM             G9144P105      2403     70019 SH        SOLE                    70019
***TYCO INTERNATIONAL LTD     COMM             G9143X208      3128     71006 SH        SOLE                    71006
ALTRIA GROUP INC              COMM             02209S103      6193    278975 SH        SOLE                   278975
AMERICAN GREETINGS CORP CL A  COMM             026375105      8981    484143 SH        SOLE                   484143
ANHEUSER BUSCH COMPANIES INC  COMM             035229103     14558    306810 SH        SOLE                   306810
APACHE CORP                   COMM             037411105     25380    210064 SH        SOLE                   210064
BLACK & DECKER CORP           COMM             091797100      9528    144149 SH        SOLE                   144149
BRUNSWICK CORP                COMM             117043109      6937    434405 SH        SOLE                   434405
CLOROX CO                     COMM             189054109     11508    203176 SH        SOLE                   203176
COOPER INDUSTRIES INC-W/RTS T COMM             G24182100     12797    318723 SH        SOLE                   318723
DEVON ENERGY CORP             COMM             25179M103     13674    131064 SH        SOLE                   131064
ELECTRONIC DATA SYSTEMS CORP  COMM             285661104      7081    425275 SH        SOLE                   425275
FORTUNE BRANDS INC            COMM             349631101      9072    130534 SH        SOLE                   130534
FREEPORT MCMORAN COPPER &     COMM             35671D857     10167    105661 SH        SOLE                   105661
JOY GLOBAL INC                COMM             481165108     18044    276916 SH        SOLE                   276916
KRAFT FOODS INC               COMM             50075N104      5987    193051 SH        SOLE                   193051
MASCO CORP                    COMM             574599106      6299    317638 SH        SOLE                   317638
MATTEL INC                    COMM             577081102     11725    589184 SH        SOLE                   589184
MERCK & CO INC                COMM             589331107     13903    366342 SH        SOLE                   366342
NEWELL RUBBERMAID INC         COMM             651229106      7773    339871 SH        SOLE                   339871
NORFOLK SOUTHERN CORP         COMM             655844108     20139    370747 SH        SOLE                   370747
PFIZER INC                    COMM             717081103     10805    516251 SH        SOLE                   516251
PHILIP MORRIS INTL INC        COMM             718172109     14111    278975 SH        SOLE                   278975
POLYONE CORP                  COMM             73179P106      4009    629432 SH        SOLE                   629432
TRINITY INDS INC              COMM             896522109     12790    479932 SH        SOLE                   479932
WAL MART STORES INC           COMM             931142103     19116    362876 SH        SOLE                   362876
WASHINGTON MUTUAL INC         COMM             939322103      5063    491533 SH        SOLE                   491533